[GRAPHIC]

                                                           EDUCATION




            Semiannual Report July 31, 2000



                                   EATON VANCE
                                   MUNICIPALS                  Florida Insured
                                    TRUST II

                                                                        Hawaii

                                                [GRAPHIC]
                                                                        Kansas

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO]

Thomas J. Fetter
President

While municipal bond investors have faced the challenge of rising interest rates for much of the past year, the market has mounted a recovery in recent months. In its fight against inflation, the Federal Reserve has aggressively hiked interest rates, voicing concerns over higher labor costs, despite improvements in productivity. Now, after raising its key Federal Funds rate on six occasions since June 1999 for a total of 175 basis points (1.75%), there are at last some signs that the economy may have moderated from its blistering pace of the last year.

The bond market began the six-month period with a modest rally in February and March, as investors sought some refuge from the increasingly volatile equity markets. The rally stalled in April and May in anticipation of another Fed rate hike. However, by the end of the period, the Fed was hinting that it may be near the end of its interest-rate hike cycle, which cheered bond investors. For the six-month period ended July 31, 2000, the Lehman Brothers Municipal Bond Index*
- a widely recognized, unmanaged index of municipal bonds - posted a return of 6.40%.

Municipal bonds remain an
undervalued asset class...

Municipal bonds remain significantly undervalued relative to Treasury bonds. The numbers are most compelling. At July 31, the ratio of municipal yields to Treasury yields was 99% - exceptionally high by historical standards. Market anomalies such as this often create unusual opportunities. Indeed, considering their tax-exempt status, municipal bonds appear to be an excellent bargain for income-oriented investors.

---------------------------------------------------
MUNICIPAL BONDS YIELD 99% OF TREASURY YIELDS

5.77%                               9.55%
30-Year AAA-rated                   Taxable equivalent yield
General Obligation (60) Bonds+      in 39.6% tax bracket

5.78%
30-Year Treasury bond

Principal and interest payments of Treasury Securities are guaranteed by the U.S. government.

* 60 yields are a compilation of a representative variety of general obligations and are not necessarily representative of a fund's yield. Statistics of July 31, 2000.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
---------------------------------------------------

The outlook for municipal bonds
appears to be improving...

While municipal bond investors have endured difficulties over the past year, we believe the outlook has improved. First, municipal issuance has declined dramatically. Second, a surge in Federal tax receipts has resulted in rising estimates for the Federal budget surplus, sharply reducing the Treasury's borrowing needs. Third, the Treasury Department has announced that it will buy back at least $30 billion of 10-to-30-year bonds this fiscal year. That may, over time, contribute to lower long-term interest rates.

Finally, we are encouraged that, in the midst of an election year, Congress and the Administration have continued to exercise a high degree of fiscal discipline. While we will closely monitor the economic proposals of the major party nominees for president, we are confident that the progress of recent years can be maintained. That could result in a much improved outlook for all fixed-income areas, including the municipal bond market.

                                 Sincerely,


                             /s/ Thomas J. Fetter
                                 Thomas J. Fetter
                                 President
                                 September 12, 2000


*It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.
--------------------------------------------------------------------------------

EATON VANCE FLORIDA INSURED MUNICIPALS FUND as of July 31, 2000

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- The Florida economy continued to benefit in 2000 from impressive job growth in its service and tourism sectors. The construction industry, however, has been uneven, with single-family construction slowing somewhat from a year ago. The July jobless rate was 3.8%, up slightly from 3.7% a year earlier.

- In South Florida, Miami posted the nation's highest hotel occupancy rates in the first quarter of 2000. Reflecting that strength, plans call for the construction of 7,900 new hotel rooms in coming years, according to the Greater Miami Convention and Visitors Bureau.

- Brazil remains Florida's top export market, as Latin America emerges from an economic slump. Estimates suggest that Florida's exports to Brazil could exceed $6 billion in 2000, led by pharmaceuticals, technology, medical supplies and sports equipment.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 8.83% and 8.45%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.68 on July 31, 2000 from $10.07 on January 31, 2000, and the reinvestment of $0.270 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.56 from $9.95, and the reinvestment of $0.223 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000 of $10.68 per share for Class A and $10.56 per share for Class B, the distribution rates were 4.82% and 4.26%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.98% and 7.05%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.58% and 4.03%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.58% and 6.67%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Special tax revenue bonds were among the Portfolio's largest sector weightings. Faced with a continuing population surge of retirees and emigres from other states, Florida communities have relied on special tax revenue bonds as their primary method of financing upgrades to water, utility and transportation facilities.

- Management maintained a significant exposure to housing bonds at July 31, 2000. The Portfolio's investments were well-diversified geographically throughout the state and included both single-family and multi-family housing projects.

- High quality remained a hallmark of the Portfolio's investments. At July 31, 2000, 98.7% of the Portfolio was rated AAA. Call protection was again an important strategic consideration to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         42
- Average Maturity:                         23.1 years
- Average Rating:                           AAA
- Average Call:                             7.3 years
- Average Dollar Price:                     $91.94


RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------
[CHART]

AAA              98.7%
Non-Rated         1.3%

--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(7)                                             Class A    Class B
-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-----------------------------------------------------------------------------
One Year                                                     3.13%      2.36%
Five Years                                                   5.23       4.54
Life of Fund +                                               6.33       5.45

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                                    -1.73%    -2.54%
Five Years                                                   4.21      4.21
Life of Fund +                                               5.52      5.45

 +  Inception date: Class A: 3/3/94; Class B: 3/2/94


FIVE LARGEST SECTORS(6)
---------------------------------------------
BY TOTAL NET ASSETS

Insured - Special Tax Revenue*       23.8
Insured - Water and Sewer*           17.3
Housing                              13.7
Insured - Transportation*            11.0
Insured - Housing*                    8.0

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state intangibles tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 39.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
     (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Five Largest Sectors may not be representative of the Portfolio's future investments. Five Largest Sectors represent 73.8% of the Portfolio's total net assets. In the opinion of management, the non-rated portion of the Fund represents bonds that, if rated, would warrant an investment-grade rating. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HAWAII MUNICIPALS FUND as of July 31, 2000

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- Hawaii's economy has showed further signs of recovery in 2000, although improvement remains gradual. Some of Hawaii's leading indicators, such as personal income and visitor arrivals, have revived in recent months. Meanwhile, the jobless rate fell to 4.0% in July, 2000 from 5.5% a year ago.

- Hawaii's tourism industry, which has suffered from a stagnant Japanese economy, continues to register modest growth in 2000. The troubled Japanese economy had depressed eastbound traffic, although visits from the mainland have remained fairly strong.

- The state's construction industry has reflected increased activity in the Hawaii housing market. Single-family and condominium sales have risen sharply, while statewide building permits have surged over the same period a year earlier.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 8.02% and 7.53%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.15 on July 31, 2000 from $8.69 on January 31, 2000, and the reinvestment of $0.230 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.28 from $8.82, and the reinvestment of $0.198 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000 of $9.15 per share for Class A and $9.28 per share for Class B, the distribution rates were 4.77% and 4.26%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.66% and 7.73%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.51% and 4.00%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.18% and 7.26%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- In a market characterized by relatively little new issuance, the Portfolio featured limited trading activity. Management focused its largest weightings in the hospital and general obligation sectors. The emphasis was on highly liquid issuers, including City and County of Honolulu and Hawaii Airports System.

- While hospital bonds maintained an important role in the Portfolio's investments, management monitored the local hospital market carefully. The Portfolio focused on quality institutions and issuers, including Kapiolani Hospital and Queens Health System.

- Management continued to upgrade call protection, including a trade from an older Continental Airlines bond into a newer Continental issue. The newer bond brought a more attractive coupon together with longer call protection.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                 41
- Average Maturity:                 21.0 years
- Average Rating:                   AA
- Average Call:                     8.2 years
- Average Dollar Price:             $92.08
--------------------------------------------------------------------------------

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA               63.2%
AA                10.7%
A                 10.3%
BBB                8.8%
BB                 2.4%
B                  3.6%
Non-Rated          1.0%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(7)                    CLASS A   CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           1.29%     0.62%
Five Years                         4.67      4.19
Life of Fund +                     3.80      3.66

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                          -3.47%    -4.19%
Five Years                         3.65      3.86
Life of Fund +                     3.01      3.66

 +  Inception date: Class A: 3/14/94; Class B: 3/2/94

FIVE LARGEST SECTORS(6)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Hospital                                    15.1%
Insured - General Obligations*              14.1%
Insured - Transportation*                   12.2%
Insured - Electric Utilities*                9.2%
Housing                                      7.5%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 44.89% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Five Largest Sectors may not be representative of the Portfolio's future investments. Five Largest Sectors represent 58.1% of the Portfolio's total net assets. In the opinion of management, the non-rated portion of the Fund represents bonds that, if rated, would warrant an investment-grade rating.
     (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KANSAS MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]
Thomas M. Metzold
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The Kansas economy continued to add jobs in the first half of 2000, although at a slower rate than in recent years. State personal income growth, which averaged 6% annually from 1996-1998, declined to the 4.5% level in the past year. The state's jobless rate was 3.3% in July, up from 2.8% a year ago.

- Kansas' manufacturing sector has posted slower job growth in 2000 than in the previous three years. The slowdown has been especially keen in two major areas that have been economic mainstays: transportation equipment and machinery.

- Following on the heels of low crop prices in 1999, Kansas' land values have remained fairly stagnant, as farmers are encountering a mixed export picture. The Russian government has reported a large wheat harvest, indicating no need to import wheat from the U.S.


THE FUND
--------------------------------------------------------------------------------
- During the six months ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 8.18% and 7.89%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.73 on July 31, 2000 from $9.23 on January 31, 2000, and the reinvestment of $0.247 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.65 from $9.14, and the reinvestment of $0.204 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000 of $9.73 per share for Class A and $9.65 per share for Class B, the distribution rates were 4.82% and 4.23%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.81% and 7.73%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.65% and 4.07%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.50% and 7.44%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Management has continued to pursue a "barbell" strategy, balancing higher quality, performance-oriented issues with higher coupon bonds. In a market characterized by little new Kansas issuance, the Portfolio featured relatively little trading activity.

- Housing bonds again constituted the Portfolio's largest sector weighting. In a rising interest rate environment, the Portfolio's higher coupon housing bonds displayed some defensive characteristics. The Portfolio's single and multi-family housing bonds provided especially attractive yields and a measure of protection against higher rates.

- Insured hospital bonds played an important role in the Portfolio. Management emphasized financially sound, well-managed institutions. Investments included the consumer choice award-winning St. Luke's Shawnee Mission Health System, which operates 8 facilities in the metropolitan Kansas City area.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                     45
- Average Maturity:                     20.3 years
- Average Rating:                       AA+
- Average Call:                         7.5 years
- Average Dollar Price:                 $92.81

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------
AAA               69.0%
AA                10.1%
A                 13.0%
BBB                4.9%
Non-Rated          3.0%

--------------------------------------------------------------------------------


FUND INFORMATION
AS OF JULY 31, 2000

Performance(7)                    Class A       Class B
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           2.91%         2.15%
Five Years                         5.04          4.48
Life of Fund +                     4.83          4.42
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                          -2.01%        -2.73%
Five Years                         4.03          4.15
Life of Fund +                     4.03          4.42
 + Inception date: Class A: 3/3/94 Class B: 3/2/94
FIVE LARGEST SECTORS(6)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS
Housing                                     15.4%
Insured - General Obligations*              13.9%
Insured - Hospital*                         10.6%
Hospital                                    10.1%
General Obligations                          7.2%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 45.31% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Five Largest Sectors may not be representative of the Portfolio's future investments. Five Largest Sectors represent 57.2% of the Portfolio's total net assets. In the opinion of management, the non-rated portion of the Fund represents bonds that, if rated, would warrant an investment-grade rating.
     (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------
Investment in Portfolio --
   Identified cost                  $25,560,190       $17,767,639  $11,754,995
   Unrealized
  appreciation (depreciation)           149,143          (155,014)    (242,915)
------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                         $25,709,333       $17,612,625  $11,512,080
------------------------------------------------------------------------------
Receivable for Fund shares
   sold                             $     6,998       $     5,822  $       191
------------------------------------------------------------------------------
TOTAL ASSETS                        $25,716,331       $17,618,447  $11,512,271
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                         $    70,811       $        --  $     9,054
Dividends payable                        48,508            28,433       17,255
Payable to affiliate for
   Trustees' fees                            88                88           88
Accrued expenses                          8,901             9,226        6,958
------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   128,308       $    37,747  $    33,355
------------------------------------------------------------------------------
NET ASSETS                          $25,588,023       $17,580,700  $11,478,916
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                     $25,760,564       $18,259,290  $11,827,466
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)                    (376,019)         (502,700)     (77,589)
Accumulated undistributed
   (distributions in excess
   of) net investment income             54,335           (20,876)     (28,046)
Net unrealized appreciation
   (depreciation) from
   Portfolio (computed on the
   basis of identified cost)            149,143          (155,014)    (242,915)
------------------------------------------------------------------------------
TOTAL                               $25,588,023       $17,580,700  $11,478,916
------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------
NET ASSETS                          $ 5,129,469       $   390,175  $ 2,667,896
SHARES OUTSTANDING                      480,205            42,645      274,103
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net
      assets DIVIDED BY shares
      of beneficial interest
      outstanding)                  $     10.68       $      9.15  $      9.73
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 95.25 of
      net asset value per
      share)                        $     11.21       $      9.61  $     10.22
------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------
NET ASSETS                          $20,458,554       $17,190,525  $ 8,811,020
SHARES OUTSTANDING                    1,937,691         1,852,380      913,369
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net
      assets DIVIDED BY shares
      of beneficial interest
      outstanding)                  $     10.56       $      9.28  $      9.65
------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2000

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------
Interest allocated from
   Portfolio                         $  749,126       $  514,193    $348,154
Expenses allocated from
   Portfolio                            (54,101)         (27,242)    (19,393)
------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                         $  695,025       $  486,951    $328,761
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Trustees fees and expenses           $      197       $      197    $    197
Distribution and service fees
   Class A                                3,388               89       2,045
   Class B                               92,078           75,932      42,098
Legal and accounting services            13,992           12,603      12,292
Printing and postage                      5,460            5,460       5,460
Custodian fee                             3,076            3,076       3,076
Transfer and dividend
   disbursing agent fees                 11,351            9,411       5,833
Registration fees                           182              910         182
Miscellaneous                             1,262            1,710         566
------------------------------------------------------------------------------
TOTAL EXPENSES                       $  130,986       $  109,388    $ 71,749
------------------------------------------------------------------------------

NET INVESTMENT INCOME                $  564,039       $  377,563    $257,012
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $ (191,249)      $ (139,080)   $(28,321)
------------------------------------------------------------------------------
NET REALIZED LOSS                    $ (191,249)      $ (139,080)   $(28,321)
------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments                       $1,704,018       $1,052,252    $664,354
   Financial futures contracts             (691)         (30,512)         --
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)        $1,703,327       $1,021,740    $664,354
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                              $1,512,078       $  882,660    $636,033
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   $2,076,117       $1,260,223    $893,045
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $   564,039       $   377,563  $   257,012
   Net realized loss                      (191,249)         (139,080)     (28,321)
   Net change in unrealized
      appreciation (depreciation)        1,703,327         1,021,740      664,354
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,076,117       $ 1,260,223  $   893,045
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (135,826)      $    (7,242) $   (63,311)
      Class B                             (439,556)         (370,240)    (193,701)
   In excess of net investment
      income
      Class A                                   --                --       (3,002)
      Class B                                   --            (1,043)      (6,473)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $  (575,382)      $  (378,525) $  (266,487)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $   258,134       $   150,631  $    58,108
      Class B                            1,420,948           216,292      266,394
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                               47,431             5,169       50,138
      Class B                              154,208           163,657      114,036
   Cost of shares redeemed
      Class A                           (1,102,991)          (37,520)     (30,697)
      Class B                           (2,233,834)         (726,668)  (1,628,118)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS             $(1,456,104)      $  (228,439) $(1,170,139)
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $    44,631       $   653,259  $  (543,581)
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                 $25,543,392       $16,927,441  $12,022,497
---------------------------------------------------------------------------------
AT END OF PERIOD                       $25,588,023       $17,580,700  $11,478,916
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                       $    54,335       $   (20,876) $   (28,046)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,235,496       $   853,625  $   567,158
   Net realized loss                      (184,770)          (88,025)     (50,040)
   Net change in unrealized
     appreciation (depreciation)        (3,662,116)       (2,657,352)  (1,544,560)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(2,611,390)      $(1,891,752) $(1,027,442)
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (300,696)      $   (14,670) $  (110,747)
      Class B                             (922,489)         (821,132)    (456,136)
   In excess of net investment
      income
      Class A                                   --                --         (798)
   From net realized gain
      Class A                                   --                --         (847)
      Class B                                   --                --       (6,040)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $(1,223,185)      $  (835,802) $  (574,568)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $ 1,414,481       $    80,537  $ 1,237,633
      Class B                            3,990,518         1,554,149    1,144,398
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                              113,679            10,916       85,355
      Class B                              350,904           362,455      261,592
   Cost of shares redeemed
      Class A                             (985,040)          (51,218)    (151,189)
      Class B                           (4,313,005)       (2,408,980)  (1,737,456)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS                  $   571,537       $  (452,141) $   840,333
---------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $(3,263,038)      $(3,179,695) $  (761,677)
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of year                   $28,806,430       $20,107,136  $12,784,174
---------------------------------------------------------------------------------
AT END OF YEAR                         $25,543,392       $16,927,441  $12,022,497
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF YEAR                         $    65,678       $   (19,914) $   (18,571)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       FLORIDA INSURED FUND -- CLASS A
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       ----------------------
                                  (UNAUDITED)           2000         1999
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.070        $ 11.540     $ 11.370
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                 $  0.266        $  0.541     $  0.569
Net realized and unrealized
   gain (loss)                           0.614          (1.470)       0.153
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.880        $ (0.929)    $  0.722
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income            $ (0.270)       $ (0.541)    $ (0.552)
----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 10.680        $ 10.070     $ 11.540
----------------------------------------------------------------------------

TOTAL RETURN(1)                           8.83%          (8.24)%       6.52%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $  5,129        $  5,629     $  5,905
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                        0.86%(3)        0.69%        0.46%
   Net expenses after
      custodian fee
      reduction(2)                        0.84%(3)        0.65%        0.39%
   Net investment income                  5.10%(3)        5.02%        4.86%
Portfolio Turnover of the
   Portfolio                                 7%             34%           9%
----------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                         0.58%
   Expenses after custodian
      fee reduction(2)                                                 0.51%
   Net investment income                                               4.74%
Net investment income per
   share                                                           $  0.555
----------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        FLORIDA INSURED FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.950        $11.400     $11.230     $10.710     $11.090     $10.260
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.220        $ 0.452     $ 0.467     $ 0.488     $ 0.499     $ 0.512
Net realized and unrealized
   gain (loss)                           0.614         (1.456)      0.170       0.511      (0.385)      0.832
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.834        $(1.004)    $ 0.637     $ 0.999     $ 0.114     $ 1.344
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.224)       $(0.446)    $(0.467)    $(0.479)    $(0.494)    $(0.512)
In excess of net investment
   income                                   --             --          --          --          --      (0.002)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.224)       $(0.446)    $(0.467)    $(0.479)    $(0.494)    $(0.514)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.560        $ 9.950     $11.400     $11.230     $10.710     $11.090
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           8.45%         (8.97)%      5.82%       9.57%       1.14%      13.39%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $20,459        $19,914     $22,901     $21,973     $21,717     $18,391
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                        1.65%(3)       1.50%       1.25%       1.23%       1.21%       1.10%
   Net expenses after
      custodian fee
      reduction(2)                        1.63%(3)       1.46%       1.18%       1.16%       1.12%       1.00%
   Net investment income                  4.31%(3)       4.22%       4.15%       4.50%       4.67%       4.76%
Portfolio Turnover of the
   Portfolio                                 7%            34%          9%         34%         36%         32%
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                       1.37%       1.65%       1.51%       1.49%
   Expenses after custodian
      fee reduction(2)                                               1.30%       1.58%       1.42%       1.39%
   Net investment income                                             4.03%       4.08%       4.37%       4.37%
Net investment income per
   share                                                          $ 0.453     $ 0.443     $ 0.467     $ 0.470
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            HAWAII FUND -- CLASS A
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       ----------------------
                                  (UNAUDITED)(1)        2000         1999
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.690         $10.050      $ 9.930
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                  $ 0.233         $ 0.487      $ 0.534
Net realized and unrealized
   gain (loss)                           0.457          (1.362)       0.078
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.690         $(0.875)     $ 0.612
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income             $(0.230)        $(0.485)     $(0.492)
----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                              $ 9.150         $ 8.690      $10.050
----------------------------------------------------------------------------

TOTAL RETURN(2)                           8.02%          (8.95)%       6.34%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   390         $   258      $   259
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        0.78%(4)        0.48%        0.45%
   Net expenses after
      custodian fee
      reduction(3)                        0.76%(4)        0.46%        0.41%
   Net investment income                  5.24%(4)        5.20%        5.35%
Portfolio Turnover of the
   Portfolio                                 4%             20%          29%
----------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.90%(4)        0.84%        0.69%
   Expenses after custodian
      fee reduction(3)                    0.88%(4)        0.82%        0.65%
   Net investment income                  5.12%(4)        4.84%        5.11%
Net investment income per
   share                               $ 0.228         $ 0.453      $ 0.510
----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             HAWAII FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)(1)        2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.820        $10.200     $10.130     $ 9.730     $ 9.980     $ 9.150
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.200        $ 0.430     $ 0.431     $ 0.441     $ 0.466     $ 0.484
Net realized and unrealized
   gain (loss)                           0.461         (1.388)      0.090       0.418      (0.241)      0.835
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.661        $(0.958)    $ 0.521     $ 0.859     $ 0.225     $ 1.319
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.200)       $(0.422)    $(0.431)    $(0.441)    $(0.466)    $(0.484)
In excess of net investment
   income                               (0.001)            --      (0.020)     (0.018)     (0.009)     (0.005)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.201)       $(0.422)    $(0.451)    $(0.459)    $(0.475)    $(0.489)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.280        $ 8.820     $10.200     $10.130     $ 9.730     $ 9.980
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.53%         (9.58)%      5.29%       9.08%       2.40%      14.74%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $17,191        $16,669     $19,848     $19,401     $15,552     $15,126
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.63%(4)       1.20%       1.18%       1.27%       1.20%       1.05%
   Net expenses after
      custodian fee
      reduction(3)                        1.61%(4)       1.18%       1.14%       1.24%       1.15%       0.98%
   Net investment income                  4.40%(4)       4.51%       4.27%       4.47%       4.81%       5.03%
Portfolio Turnover of the
   Portfolio                                 4%            20%         29%         27%         21%         19%
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.75%(4)       1.56%       1.42%       1.70%       1.61%       1.53%
   Expenses after custodian
      fee reduction(3)                    1.73%(4)       1.54%       1.38%       1.67%       1.56%       1.46%
   Net investment income                  4.28%(4)       4.15%       4.03%       4.04%       4.40%       4.51%
Net investment income per
   share                               $ 0.195        $ 0.396     $ 0.407     $ 0.399     $ 0.426     $ 0.434
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Anualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            KANSAS FUND -- CLASS A
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       ----------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.230        $ 10.470     $ 10.460
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                 $  0.236        $  0.505     $  0.505
Net realized and unrealized
   gain (loss)                           0.511          (1.231)       0.082
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.747        $ (0.726)    $  0.587
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income            $ (0.236)       $ (0.505)    $ (0.505)
In excess of net investment
   income                               (0.011)         (0.004)      (0.012)
From net realized gain                      --              --       (0.060)
In excess of net realized gain              --          (0.005)          --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.247)       $ (0.514)    $ (0.577)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.730        $  9.230     $ 10.470
----------------------------------------------------------------------------

TOTAL RETURN(2)                           8.18%          (7.12)%       5.77%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $  2,668        $  2,455     $  1,561
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        0.96%(4)        0.53%        0.49%
   Net expenses after
      custodian fee
      reduction(3)                        0.96%(4)        0.48%        0.43%
   Net investment income                  4.99%(4)        5.12%        4.83%
Portfolio Turnover of the
   Portfolio                                 1%             24%          33%
----------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.19%(4)        0.97%        0.79%
   Expenses after custodian
      fee reduction(3)                    1.19%(4)        0.92%        0.73%
   Net investment income                  4.76%(4)        4.68%        4.53%
Net investment income per
   share                              $  0.233        $  0.462     $  0.474
----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             KANSAS FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)(1)      2000(1)     1999(1)       1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.140        $10.370     $10.380     $10.080     $10.320     $ 9.560
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.198        $ 0.424     $ 0.429     $ 0.458     $ 0.479     $ 0.481
Net realized and unrealized
   gain (loss)                           0.517         (1.225)      0.071       0.414      (0.238)      0.761
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.715        $(0.801)    $ 0.500     $ 0.872     $ 0.241     $ 1.242
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.198)       $(0.424)    $(0.429)    $(0.462)    $(0.473)    $(0.481)
In excess of net investment
   income                               (0.007)            --      (0.021)       --(2)         --      (0.001)
From net realized gain                      --             --      (0.060)     (0.110)     (0.008)         --
In excess of net realized gain              --         (0.005)         --          --          --          --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.205)       $(0.429)    $(0.510)    $(0.572)    $(0.481)    $(0.482)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.650        $ 9.140     $10.370     $10.380     $10.080     $10.320
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.89%         (7.87)%      4.96%       8.87%       2.46%      13.26%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 8,811        $ 9,568     $11,223     $10,050     $10,492     $10,782
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        1.73%(5)       1.33%       1.28%       1.38%       1.25%       1.20%
   Net expenses after
      custodian fee
      reduction(4)                        1.73%(5)       1.28%       1.22%       1.33%       1.15%       1.08%
   Net investment income                  4.24%(5)       4.32%       4.14%       4.48%       4.77%       4.79%
Portfolio Turnover of the
   Portfolio                                 1%            24%         33%         17%         49%         21%
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.96%(5)       1.77%       1.58%       1.90%       1.68%       1.59%
   Expenses after custodian
      fee reduction(4)                    1.96%(5)       1.72%       1.52%       1.85%       1.58%       1.47%
   Net investment income                  4.01%(5)       3.88%       3.84%       3.96%       4.34%       4.40%
Net investment income per
   share                               $ 0.195        $ 0.381     $ 0.398     $ 0.405     $ 0.436     $ 0.442
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, each diversified, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.4%, 99.2% and 98.8% at July 31, 2000 for Florida Insured Fund, Hawaii Fund and Kansas Fund respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

    FUND                                      AMOUNT    EXPIRES
    --------------------------------------------------------------------
    Florida Insured Fund                      $120,174  January 31, 2008
    Hawaii Fund                                 75,392  January 31, 2008
                                                26,381  January 31, 2005
                                               249,200  January 31, 2004
    Kansas Fund                                 37,245  January 31, 2008

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at January 31, 2000, Florida Insured Fund, Hawaii Fund and Kansas Fund had net capital losses of $64,596, $12,647 and $12,023, respectively, attributable to security transactions incurred after October 31, 1999. These net capital losses are treated as arising on the first day of each Fund's next taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of operating expenses in the statements of operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   July 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                       FLORIDA INSURED FUND
                                              --------------------------------------
                                                SIX MONTHS ENDED
                                                 JULY 31, 2000         YEAR ENDED
    CLASS A                                       (UNAUDITED)       JANUARY 31, 2000
    --------------------------------------------------------------------------------
    Sales                                                24,739            129,363
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          4,553             10,555
    Redemptions                                        (108,155)           (92,439)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (78,863)            47,479
    --------------------------------------------------------------------------------

                                                       FLORIDA INSURED FUND
                                              --------------------------------------
                                                SIX MONTHS ENDED
                                                 JULY 31, 2000         YEAR ENDED
    CLASS B                                       (UNAUDITED)       JANUARY 31, 2000
    --------------------------------------------------------------------------------
    Sales                                               140,097            370,014
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         15,026             32,898
    Redemptions                                        (218,680)          (411,207)
    --------------------------------------------------------------------------------
    NET DECREASE                                        (63,557)            (8,295)
    --------------------------------------------------------------------------------

                                                           HAWAII FUND
                                              --------------------------------------
                                                SIX MONTHS ENDED
                                                 JULY 31, 2000         YEAR ENDED
    CLASS A                                       (UNAUDITED)       JANUARY 31, 2000
    --------------------------------------------------------------------------------
    Sales                                                16,657              8,367
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            576              1,163
    Redemptions                                          (4,286)            (5,626)
    --------------------------------------------------------------------------------
    NET INCREASE                                         12,947              3,904
    --------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                           HAWAII FUND
                                              --------------------------------------
                                                SIX MONTHS ENDED
                                                 JULY 31, 2000         YEAR ENDED
    CLASS B                                       (UNAUDITED)       JANUARY 31, 2000
    --------------------------------------------------------------------------------
    Sales                                                23,729            161,038
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         18,038             38,002
    Redemptions                                         (80,177)          (254,865)
    --------------------------------------------------------------------------------
    NET DECREASE                                        (38,410)           (55,825)
    --------------------------------------------------------------------------------

                                                           KANSAS FUND
                                              --------------------------------------
                                                SIX MONTHS ENDED
                                                 JULY 31, 2000         YEAR ENDED
    CLASS A                                       (UNAUDITED)       JANUARY 31, 2000
    --------------------------------------------------------------------------------
    Sales                                                 6,152            123,868
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          5,263              8,729
    Redemptions                                          (3,290)           (15,679)
    --------------------------------------------------------------------------------
    NET INCREASE                                          8,125            116,918
    --------------------------------------------------------------------------------

                                                           KANSAS FUND
                                              --------------------------------------
                                                SIX MONTHS ENDED
                                                 JULY 31, 2000         YEAR ENDED
    CLASS B                                       (UNAUDITED)       JANUARY 31, 2000
    --------------------------------------------------------------------------------
    Sales                                                28,446            117,585
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         12,137             26,745
    Redemptions                                        (173,633)          (179,976)
    --------------------------------------------------------------------------------
    NET DECREASE                                       (133,050)           (35,646)
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $255, $56 and $123 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2000.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 0.75% of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended July 31, 2000, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $75,113, $63,121 and $34,241, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $653,000, $600,000 and $310,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing each Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.20% per annum of each Fund's

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2000 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $3,388, $89 and $2,045, respectively for Class A shares, and $16,965, $12,811 and $7,857, respectively, for Class B shares.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $35,000, $9,000 and $15,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 2000 were as follows:

    FLORIDA INSURED FUND
    ----------------------------------------------------
    Increases                                 $1,672,087
    Decreases                                  3,791,837

    HAWAII FUND
    ----------------------------------------------------
    Increases                                 $  369,253
    Decreases                                  1,095,786

    KANSAS FUND
    ----------------------------------------------------
    Increases                                 $  329,311
    Decreases                                  1,851,232

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.3%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   396,128
        500        North Port, Utility Revenue, (FGIC),
                   Prerefunded to 10/1/02, 6.25%, 10/1/22        528,250
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        267,992
        400        Titusville Water & Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        428,788
------------------------------------------------------------------------
                                                             $ 1,621,158
------------------------------------------------------------------------
Housing -- 13.7%
------------------------------------------------------------------------
     $  270        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   278,753
        750        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          792,735
        650        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        695,032
        990        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                          961,716
        795        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          826,752
------------------------------------------------------------------------
                                                             $ 3,554,988
------------------------------------------------------------------------
Insured-Cogeneration -- 3.5%
------------------------------------------------------------------------
     $1,000        Tampa, Solid Waste System, (McKay Bay
                   Refuse to Energy), (AMBAC), (AMT),
                   5.00%, 10/1/21                            $   915,060
------------------------------------------------------------------------
                                                             $   915,060
------------------------------------------------------------------------
Insured-Education -- 3.3%
------------------------------------------------------------------------
     $1,000        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $   844,670
------------------------------------------------------------------------
                                                             $   844,670
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.8%
------------------------------------------------------------------------
     $  445        Citrus County, PCR, (Florida Power
                   Corp.), (MBIA), 6.35%, 2/1/22             $   461,078
------------------------------------------------------------------------
                                                             $   461,078
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 3.3%
------------------------------------------------------------------------
     $1,000        Florida Board Of Education, (MBIA),
                   4.50%, 6/1/24                             $   842,830
------------------------------------------------------------------------
                                                             $   842,830
------------------------------------------------------------------------
Insured-Hospital -- 2.6%
------------------------------------------------------------------------
     $  200        Dade, Public Facilities Revenue,
                   (Jackson Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                            $   186,364
        500        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.25%, 7/1/24                                 478,015
------------------------------------------------------------------------
                                                             $   664,379
------------------------------------------------------------------------
Insured-Housing -- 8.0%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   528,210
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36(1)           1,021,750
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 514,590
------------------------------------------------------------------------
                                                             $ 2,064,550
------------------------------------------------------------------------
Insured-Resource Recovery -- 1.9%
------------------------------------------------------------------------
     $  500        Dade County Resources Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13                            $   504,045
------------------------------------------------------------------------
                                                             $   504,045
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 23.8%
------------------------------------------------------------------------
     $  480        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   454,843
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 775,703
        625        Dade County, Special Obligation,
                   (AMBAC), Variable Rate, 10/1/35(2)            507,525
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                439,610
      1,000        Jacksonville, Excise Taxes Revenue,
                   (FGIC), (AMT), 0.00%, 10/1/10                 588,990
      1,000        Jacksonville, Excise Taxes Revenue,
                   (FGIC), (AMT), 5.70%, 10/1/09               1,017,260
        500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                        449,335
        250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(3)          214,078
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                480,487
        340        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/15                                147,669

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $1,625        Tampa, Utility Tax Revenue, (AMBAC),
                   0.00%, 4/1/21                             $   499,021
      1,950        Tampa, Utility Tax Revenue, (AMBAC),
                   0.00%, 10/1/21                                581,958
------------------------------------------------------------------------
                                                             $ 6,156,479
------------------------------------------------------------------------
Insured-Transportation -- 11.0%
------------------------------------------------------------------------
     $1,000        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   928,660
      1,000        Dade County, Seaport Revenue, (MBIA),
                   5.125%, 10/1/16                               971,040
        750        Florida Turnpike Authority, (FGIC),
                   4.50%, 7/1/27                                 627,128
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 10/1/18                330,880
------------------------------------------------------------------------
                                                             $ 2,857,708
------------------------------------------------------------------------
Insured-Utilities -- 0.9%
------------------------------------------------------------------------
     $  250        Florida Government Utility Authority,
                   Utility Revenue, (Barefoot Bay),
                   (AMBAC), 5.00%, 10/1/29                   $   227,713
------------------------------------------------------------------------
                                                             $   227,713
------------------------------------------------------------------------
Insured-Water and Sewer -- 17.3%
------------------------------------------------------------------------
     $  500        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   423,595
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                758,079
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,054,350
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,034,410
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(2)(3)                  279,990
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                                926,350
------------------------------------------------------------------------
                                                             $ 4,476,774
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $25,036,713)                             $25,191,432
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $   668,704
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $25,860,136
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 85.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

 At July 31, 2000, the Portfolio's insured securities by financial institution are as follows:

                                      MARKET          % OF
                                       VALUE      MARKET VALUE
--------------------------------------------------------------
American Municipal Bond Assurance
Corp. (AMBAC)                       $ 7,852,580      31.2%
Financial Guaranty Insurance Corp.
(FGIC)                                5,202,930      20.6%
Financial Security Assurance (FSA)      928,660       3.7%
Municipal Bond Insurance
Association (MBIA)                    7,652,274      30.4%
--------------------------------------------------------------
                                    $21,636,444      85.9%

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 3.3%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $   583,500
------------------------------------------------------------------------
                                                             $   583,500
------------------------------------------------------------------------
General Obligations -- 4.5%
------------------------------------------------------------------------
     $  750        Honolulu, 4.75%, 9/1/17                   $   679,290
        285        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                                 126,318
------------------------------------------------------------------------
                                                             $   805,608
------------------------------------------------------------------------
Hospital -- 15.1%
------------------------------------------------------------------------
     $  200        Hawaii Department of Budget and Finance,
                   (Kaiser Permanente), 5.15%, 3/1/15        $   177,470
        635        Hawaii Department of Budget and Finance,
                   (Kapiolani Health System),
                   6.00%, 7/1/19                                 614,413
        870        Hawaii Department of Budget and Finance,
                   (Queens Health System), 5.75%, 7/1/26         808,691
        665        Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                 602,570
        300        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.35%, 7/1/18                                 244,602
        300        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.50%, 7/1/28                                 235,119
------------------------------------------------------------------------
                                                             $ 2,682,865
------------------------------------------------------------------------
Housing -- 7.5%
------------------------------------------------------------------------
     $  200        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $   197,960
      1,000        Hawaii Housing Finance and Development,
                   Single Family, 5.90%, 7/1/27(1)               991,940
        145        Hawaii Housing Finance and Development,
                   Single Family, (AMT), 6.00%, 7/1/26           143,301
------------------------------------------------------------------------
                                                             $ 1,333,201
------------------------------------------------------------------------
Industrial Development Revenue -- 3.2%
------------------------------------------------------------------------
     $  400        Hawaii Department of Transportation
                   Special Facilities, (Continental
                   Airlines), 7.00%, 6/1/20                  $   394,468
        180        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               179,548
------------------------------------------------------------------------
                                                             $   574,016
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 5.7%
------------------------------------------------------------------------
     $  500        Hawaii State Housing Development Corp.,
                   (University of Hawaii), (AMBAC),
                   5.65%, 10/1/16                            $   504,615
        500        University of Hawaii Board of Regents,
                   University System, (AMBAC),
                   5.65%, 10/1/12                                508,835
------------------------------------------------------------------------
                                                             $ 1,013,450
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.2%
------------------------------------------------------------------------
     $1,000        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (AMBAC), (AMT),
                   5.75%, 12/1/18                            $   993,750
        500        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (MBIA), (AMT),
                   6.60%, 1/1/25                                 531,165
        100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)      105,500
------------------------------------------------------------------------
                                                             $ 1,630,415
------------------------------------------------------------------------
Insured-General Obligations -- 14.1%
------------------------------------------------------------------------
     $  350        Hawaii County, (FGIC), 5.55%, 5/1/10      $   365,368
        400        Hawaii State, (FGIC), 5.00%, 10/1/17          375,188
        150        Honolulu, City and County, (FGIC),
                   5.00%, 7/1/23                                 136,207
        305        Kauai County, (MBIA), 5.90%, 2/1/14           312,131
        910        Maui County, (FGIC), 5.00%, 9/1/17            849,931
        250        Maui County, (FGIC), 5.25%, 3/1/18            240,145
        250        Puerto Rico, (FSA), 5.00%, 7/1/28             230,920
------------------------------------------------------------------------
                                                             $ 2,509,890
------------------------------------------------------------------------
Insured-Hospital -- 0.6%
------------------------------------------------------------------------
     $  100        Hawaii Department of Budget and Finance,
                   (St. Francis Medical Center), (FSA),
                   6.50%, 7/1/22                             $   102,996
------------------------------------------------------------------------
                                                             $   102,996
------------------------------------------------------------------------
Insured-Housing -- 2.8%
------------------------------------------------------------------------
     $  475        Honolulu, Mortgage Revenue Bonds, (Smith
                   Beretania), (FHA Insured) (MBIA),
                   7.80%, 7/1/24                             $   490,908
------------------------------------------------------------------------
                                                             $   490,908
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.3%
------------------------------------------------------------------------
     $  250        Hawaii, (Kapolei State Office Building),
                   (AMBAC), 5.00%, 5/1/18                    $   226,065
------------------------------------------------------------------------
                                                             $   226,065
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  210        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   161,918
------------------------------------------------------------------------
                                                             $   161,918
------------------------------------------------------------------------
Insured-Transportation -- 12.2%
------------------------------------------------------------------------
     $  100        Hawaii Airports System, (MBIA), (AMT),
                   6.90%, 7/1/12                             $   113,570
        245        Hawaii Airports System, (MBIA), (AMT),
                   7.00%, 7/1/18                                 254,455
        650        Hawaii Harbor Revenue, (FGIC), (AMT),
                   6.375%, 7/1/24                                669,272
      1,300        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38             1,126,021
------------------------------------------------------------------------
                                                             $ 2,163,318
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.4%
------------------------------------------------------------------------
     $1,000        Honolulu, City and County Waste Water
                   Systems, (FGIC), 0.00%, 7/1/18            $   355,910
        730        Honolulu, City and County Waterworks
                   System Revenue, (FGIC), 4.50%, 7/1/28         596,738
------------------------------------------------------------------------
                                                             $   952,648
------------------------------------------------------------------------
Special Tax Revenue -- 2.3%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(4)    $   169,472
        250        Virgin Islands Public Facilities
                   Authority, 5.625%, 10/1/25                    233,130
------------------------------------------------------------------------
                                                             $   402,602
------------------------------------------------------------------------
Transportation -- 2.8%
------------------------------------------------------------------------
     $  250        Hawaii Highway Revenue, 5.00%, 7/1/12     $   243,533
        250        Hawaii Highway Revenue, 5.50%, 7/1/18         250,128
------------------------------------------------------------------------
                                                             $   493,661
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 3.4%
------------------------------------------------------------------------
     $  600        Honolulu, Water Supply System,
                   5.80%, 7/1/16                             $   612,360
------------------------------------------------------------------------
                                                             $   612,360
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.3%
   (identified cost $16,864,862)                             $16,739,421
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.7%                       $ 1,007,304
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,746,725
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 55.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.4% to 21.4% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 2.7%
------------------------------------------------------------------------
     $  350        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $   318,216
------------------------------------------------------------------------
                                                             $   318,216
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.9%
------------------------------------------------------------------------
     $   65        Kansas City, Utility System, (FGIC),
                   Prerefunded to 9/01/04, 6.375%, 9/1/23    $    70,416
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      188,825
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      426,840
------------------------------------------------------------------------
                                                             $   686,081
------------------------------------------------------------------------
General Obligations -- 7.2%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School District
                   #229, 5.00%, 10/1/16                      $   476,245
      1,000        Puerto Rico, 0.00%, 7/1/18                    365,330
------------------------------------------------------------------------
                                                             $   841,575
------------------------------------------------------------------------
Hospital -- 10.1%
------------------------------------------------------------------------
     $  225        Atchison, (Atchison Hospital Assn.),
                   5.70%, 11/15/18                           $   185,794
        250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                                 249,185
        300        Newton, (Newton Healthcare Corp.),
                   5.75%, 11/15/24                               238,866
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               504,985
------------------------------------------------------------------------
                                                             $ 1,178,830
------------------------------------------------------------------------
Housing -- 15.4%
------------------------------------------------------------------------
     $   55        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 5/1/07                      $    54,632
         65        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 11/1/07                          64,539
        260        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 7.00%, 12/1/11                         265,463
        215        Kansas City, Multifamily, (FHA),
                   6.70%, 7/1/23                                 216,726
        100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34          101,707
         65        Olathe and Labette County, SFMR, (GNMA),
                   (AMT), 8.10%, 8/1/23                           70,182
         95        Olathe, Mortgage Revenue, (GNMA), (AMT),
                   7.60%, 3/1/07                                  97,344
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  250        Olathe, Multifamily, (FNMA),
                   6.45%, 6/1/19                             $   256,802
        200        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 204,394
        135        Sedgwick and Shawnee Counties, SFMR,
                   (GNMA), 7.75%, 11/1/24                        144,635
        255        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                 276,749
         35        Sedgwick County, SFMR, (GNMA),
                   8.20%, 5/1/14                                  37,742
------------------------------------------------------------------------
                                                             $ 1,790,915
------------------------------------------------------------------------
Industrial Development Revenue -- 1.3%
------------------------------------------------------------------------
     $  160        Topeka, IDA, (Resers Fine Foods, Inc.)
                   (AMT), 5.40%, 4/1/05                      $   155,136
------------------------------------------------------------------------
                                                             $   155,136
------------------------------------------------------------------------
Insured-Education -- 6.4%
------------------------------------------------------------------------
     $  250        Johnson County Community College,
                   (Student Commons and Parking Systems),
                   (MBIA), 5.05%, 11/15/21                   $   228,905
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                518,020
------------------------------------------------------------------------
                                                             $   746,925
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.0%
------------------------------------------------------------------------
     $  345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31               $   358,051
        100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)      103,750
------------------------------------------------------------------------
                                                             $   461,801
------------------------------------------------------------------------
Insured-General Obligations -- 13.9%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                             $   246,722
        200        Harvey County, Unified School District
                   #373, (FSA), 4.80%, 9/1/18                    179,236
        200        Johnson County, Unified School District
                   #231, (FGIC), 6.00%, 10/1/16                  214,494
        500        Sedgwick County, Unified School District
                   #267, (AMBAC), 5.00%, 11/1/19                 464,610
        250        Sedgwick County, Unified School District
                   #267, (AMBAC), 6.15%, 11/1/09                 268,173
        230        Sedgwick County, Unified School District
                   #267, (AMBAC), 6.15%, 11/1/10                 246,719
------------------------------------------------------------------------
                                                             $ 1,619,954
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 10.6%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                           $   244,173
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26                              476,315
        500        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare) (MBIA),
                   5.80%, 11/15/11                               517,905
------------------------------------------------------------------------
                                                             $ 1,238,393
------------------------------------------------------------------------
Insured-Housing -- 0.9%
------------------------------------------------------------------------
     $  100        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $   100,164
------------------------------------------------------------------------
                                                             $   100,164
------------------------------------------------------------------------
Insured-Lease Revenue -- 2.2%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   251,520
------------------------------------------------------------------------
                                                             $   251,520
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 3.8%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                    $   448,725
------------------------------------------------------------------------
                                                             $   448,725
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                 $   134,932
------------------------------------------------------------------------
                                                             $   134,932
------------------------------------------------------------------------
Insured-Utilities -- 4.4%
------------------------------------------------------------------------
     $  135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                            $   141,456
        400        Wellington Electric Waterworks and
                   Authority Revenue, (AMBAC),
                   5.20%, 5/1/23                                 376,928
------------------------------------------------------------------------
                                                             $   518,384
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.8%
------------------------------------------------------------------------
     $  400        Wyandotte County & Kansas City, Utility
                   System, (MBIA), 4.50%, 9/1/28             $   327,280
------------------------------------------------------------------------
                                                             $   327,280
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 5.7%
------------------------------------------------------------------------
     $  300        Kansas Highway Transportation
                   Department, 5.25%, 9/1/19                 $   289,302
        400        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                      369,660
------------------------------------------------------------------------
                                                             $   658,962
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $11,722,985)                             $11,477,793
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   176,126
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $11,653,919
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 51.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.7% to 22.7% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $25,036,713           $16,864,862       $11,722,985
   Unrealized appreciation
      (depreciation)                       154,719              (125,441)         (245,192)
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $25,191,432           $16,739,421       $11,477,793
---------------------------------------------------------------------------------------------
Cash                                   $   255,151           $   850,963       $    29,307
Interest receivable                        417,593               157,436           146,024
Receivable from the Investment
   Adviser                                      --                 2,328             4,379
Receivable for daily variation
   margin on open financial
   futures contracts                           875                    --                --
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $25,865,051           $17,750,148       $11,657,503
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                   $        --           $       281       $        --
Accrued expenses                             4,915                 3,142             3,584
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $     4,915           $     3,423       $     3,584
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                        $25,860,136           $17,746,725       $11,653,919
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                     $25,706,112           $17,902,909       $11,899,111
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                        154,024              (156,184)         (245,192)
---------------------------------------------------------------------------------------------
TOTAL                                  $25,860,136           $17,746,725       $11,653,919
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2000

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $  753,381             $  518,043         $352,182
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  753,381             $  518,043         $352,182
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   24,766             $   14,510         $ 10,117
Trustees fees and expenses                  1,236                    197              197
Legal and accounting services              19,010                 16,810           16,810
Custodian fee                               8,351                  5,520            2,369
Miscellaneous                               4,307                  2,682            3,607
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $   57,670             $   39,719         $ 33,100
---------------------------------------------------------------------------------------------
Deduct --
   Preliminary reduction of
      investment adviser fee           $       --             $    7,897         $  9,102
   Preliminary allocation of
      expenses to the
      Investment Adviser                       --                  2,328            4,379
   Reduction of custodian fee               3,262                  2,062               --
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    3,262             $   12,287         $ 13,481
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   54,408             $   27,432         $ 19,619
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  698,973             $  490,611         $332,563
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $ (192,356)            $ (140,135)        $(28,654)
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                      $ (192,356)            $ (140,135)        $(28,654)
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                      $1,713,739             $1,060,115         $672,043
   Financial futures contracts               (695)               (30,743)              --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)          $1,713,044             $1,029,372         $672,043
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $1,520,688             $  889,237         $643,389
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $2,219,661             $1,379,848         $975,952
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   698,973           $   490,611       $   332,563
   Net realized loss                         (192,356)             (140,135)          (28,654)
   Net change in unrealized
     appreciation (depreciation)            1,713,044             1,029,372           672,043
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,219,661           $ 1,379,848       $   975,952
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,672,088           $   369,253       $   329,311
   Withdrawals                             (3,791,837)           (1,095,786)       (1,851,232)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,119,749)          $  (726,533)      $(1,521,921)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $    99,912           $   653,315       $  (545,969)
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $25,860,136           $17,746,725       $11,653,919
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,508,327           $ 1,082,364       $   719,905
   Net realized loss                         (185,258)              (88,647)          (50,545)
   Net change in unrealized
      appreciation (depreciation)          (3,681,324)           (2,675,664)       (1,561,606)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,358,255)          $(1,681,947)      $  (892,246)
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 6,405,002           $ 1,633,534       $ 2,479,031
   Withdrawals                             (6,426,139)           (3,247,725)       (2,268,175)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $   (21,137)          $(1,614,191)      $   210,856
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(2,379,392)          $(3,296,138)      $  (681,390)
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $28,139,616           $20,389,548       $12,881,278
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           FLORIDA INSURED PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.45%(1)       0.38%       0.18%       0.07%       0.09%       0.07%
   Net expenses after
      custodian fee reduction             0.43%(1)       0.34%       0.11%       0.00%       0.02%       0.00%
   Net investment income                  5.49%(1)       5.32%       5.21%       5.63%       5.76%       5.82%
Portfolio Turnover                           7%            34%          9%         34%         36%         32%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $25,860        $25,760     $28,140     $24,850     $24,204     $21,416
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                          0.30%       0.48%       0.39%       0.39%
   Expenses after custodian
      fee reduction                                                  0.23%       0.41%       0.32%       0.32%
   Net investment income                                             5.09%       5.22%       5.46%       5.50%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                HAWAII PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.34%(1)       0.02%       0.04%       0.03%       0.04%       0.06%
   Net expenses after
      custodian fee reduction             0.32%(1)       0.00%       0.00%       0.00%       0.00%       0.00%
   Net investment income                  5.67%(1)       5.67%       5.39%       5.70%       5.96%       6.01%
Portfolio Turnover                           4%            20%         29%         27%         21%         19%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,747        $17,093     $20,390     $19,864     $16,014     $15,578
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.46%(1)       0.38%       0.28%       0.46%       0.43%       0.41%
   Expenses after custodian
      fee reduction                       0.44%(1)       0.36%       0.24%       0.43%       0.39%       0.35%
   Net investment income                  5.55%(1)       5.31%       5.15%       5.27%       5.57%       5.66%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                KANSAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.33%(1)       0.05%       0.06%       0.05%       0.08%       0.09%
   Net expenses after
      custodian fee reduction             0.33%(1)       0.00%       0.00%       0.00%       0.00%       0.00%
   Net investment income                  5.62%(1)       5.59%       5.34%       5.79%       5.91%       5.93%
Portfolio Turnover                           1%            24%         33%         17%         49%         21%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $11,654        $12,200     $12,881     $11,419     $11,736     $11,609
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(1)       0.49%       0.36%       0.57%       0.48%       0.50%
   Expenses after custodian
      fee reduction                       0.56%(1)       0.44%       0.30%       0.52%       0.40%       0.41%
   Net investment income                  5.39%(1)       5.15%       5.04%       5.27%       5.51%       5.52%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   July 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2000, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $24,766            0.19%
    Hawaii                                     14,510            0.17%
    Kansas                                     10,117            0.17%

 *    As a percentage of average daily net assets (annualized).

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $7,897 and $9,102, respectively, and $2,328 and $4,379 respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2000, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,828,431
    Sales                                      3,380,739

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  617,229
    Sales                                      1,506,768

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  163,450
    Sales                                      1,153,212

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2000, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $25,036,713
    -----------------------------------------------------
    Gross unrealized appreciation             $   833,614
    Gross unrealized depreciation                (678,895)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   154,719
    -----------------------------------------------------

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,864,862
    -----------------------------------------------------
    Gross unrealized appreciation             $   453,387
    Gross unrealized depreciation                (578,828)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (125,441)
    -----------------------------------------------------
    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $11,722,985
    -----------------------------------------------------
    Gross unrealized appreciation             $   163,728
    Gross unrealized depreciation                (408,920)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (245,192)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2000 is as follows:

                                    FUTURES
                                    CONTRACTS
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Florida Insured                 9/00        7 U.S. Treasury Bond      Short          $   (695)
    ------------------------------------------------------------------------------------------------
    Hawaii                          9/00        9 U.S. Treasury Bond      Short           (30,743)

   At July 31, 2000, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio
Manager of Hawaii
Municipals Portfolio

Thomas M. Metzold
Vice President and Portfolio
Manager of Kansas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122








EATON VANCE MUNICIPALS TRUST II
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
335-9/00                                                                   3CSRC